CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance for doubtful accounts			$ 9,931
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares, issued	12,513,466	11,801,257	8,442,500
Common stock, shares, outstanding	12,513,466	11,801,257	8,442,500